United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3266

(Investment Company Act File Number)

Federated Government Income Securities, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/2019

Date of Reporting Period: Quarter ended 05/31/2018

Item 1.	Schedule of Investments

Federated Government Income Securities, Inc.
Portfolio of Investments
May 31, 2018 (unaudited)
Principal Amount		Value
	U.S. TREASURIES—24.5%
	U.S. Treasury Bonds—8.6%
$600,000	2.250%, 8/15/2046	$513,054
1,750,000	2.500%, 2/15/2045	1,585,275
1,000,000	2.500%, 5/15/2046	902,632
1,750,000	2.750%, 8/15/2042	1,675,078
1,525,000	2.875%, 8/15/2045	1,485,656
500,000	3.000%, 2/15/2047	498,526
825,000	3.500%, 2/15/2039	896,015
3,750,000	4.375%, 5/15/2040	4,600,078
150,000	4.750%, 2/15/2037	189,839
1,250,000	6.000%, 2/15/2026	1,524,854
	TOTAL	13,871,007
	U.S. Treasury Notes—15.9%
2,000,000	1.125%, 6/30/2021	1,914,642
2,500,000	1.125%, 7/31/2021	2,389,673
500,000	1.500%, 8/15/2026	450,892
1,000,000	1.625%, 5/15/2026	913,769
1,500,000	1.875%, 1/31/2022	1,460,662
500,000	1.875%, 2/28/2022	486,516
1,000,000	1.875%, 3/31/2022	972,303
1,000,000	2.000%, 8/31/2021	981,456
3,000,000	2.000%, 2/15/2023	2,913,516
750,000	2.000%, 2/15/2025	714,955
2,000,000	2.125%, 7/31/2024	1,930,406
2,500,000	2.250%, 11/15/2024	2,425,488
1,000,000	2.250%, 8/15/2027	950,507
3,600,000	2.250%, 11/15/2027	3,417,870
3,000,000	2.375%, 1/31/2023	2,963,250
1,000,000	2.375%, 5/15/2027	962,035
	TOTAL	25,847,940
	TOTAL U.S. TREASURIES (IDENTIFIED COST $39,842,775)	39,718,947
	ASSET-BACKED SECURITIES—3.4%
	Auto Receivables—2.6%
1,570,000	Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	1,574,595
2,650,000	Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	2,657,071
	TOTAL	4,231,666
	Other—0.8%
402,225	Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	402,479
561,835	Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	561,684
395,465	Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	395,174
	TOTAL	1,359,337
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $5,577,936)	5,591,003
	GOVERNMENT AGENCIES—11.7%
	Federal Home Loan Bank System—4.7%
7,600,000	2.625%, 5/28/2020	7,626,243

Principal Amount		Value
	GOVERNMENT AGENCIES—continued
	Federal Home Loan Mortgage Corporation—4.3%
$7,000,000	2.375%, 1/13/2022	$6,918,715
	Federal National Mortgage Association—1.4%
2,500,000	2.125%, 4/24/2026	2,347,226
	Tennessee Valley Authority Bonds—1.3%
2,200,000	2.875%, 2/1/2027	2,151,409
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $19,250,455)	19,043,593
	MORTGAGE-BACKED SECURITIES—45.1%
	Federal Home Loan Mortgage Corporation—19.9%
1,665,377	3.000%, 12/1/2032	1,657,180
2,619,289	3.000%, 8/1/2043	2,555,435
2,265,906	3.000%, 5/1/2045	2,205,002
3,657,944	3.000%, 1/1/2047	3,547,621
1,982,926	3.500%, 4/1/2042	1,994,611
1,548,285	3.500%, 7/1/2042	1,557,409
2,160,698	3.500%, 9/1/2043	2,170,055
2,960,381	4.000%, 12/1/2041	3,049,308
334,291	4.000%, 1/1/2042	344,332
249,663	4.000%, 4/1/2048	255,134
105,092	4.500%, 4/1/2024	108,525
634,429	4.500%, 9/1/2039	667,711
468,431	4.500%, 8/1/2040	492,858
695,127	4.500%, 9/1/2040	731,377
1,215,414	4.500%, 12/1/2040	1,278,796
1,898,553	4.500%, 4/1/2041	1,997,559
7,180	5.000%, 7/1/2019	7,252
23,572	5.000%, 7/1/2020	23,937
1,118,136	5.000%, 1/1/2034	1,194,261
306,826	5.000%, 5/1/2034	327,805
86,702	5.000%, 1/1/2036	92,805
294,264	5.000%, 4/1/2036	314,787
197,717	5.000%, 4/1/2040	211,657
267,648	5.000%, 5/1/2040	286,520
354,013	5.000%, 7/1/2040	378,864
44,348	5.500%, 4/1/2021	45,632
207,297	5.500%, 3/1/2029	222,793
1,707,155	5.500%, 5/1/2034	1,859,127
140,227	5.500%, 11/1/2037	153,166
129,197	6.000%, 4/1/2036	143,745
4	7.000%, 9/1/2030	5
307,073	7.000%, 12/1/2031	350,899
140,025	7.000%, 1/1/2032	160,422
36,250	7.000%, 1/1/2032	41,533
96,852	7.000%, 4/1/2032	105,386
244,751	7.000%, 4/1/2032	280,617
116,499	7.000%, 4/1/2032	132,602
827,112	7.000%, 4/1/2032	944,119
179,443	7.000%, 4/1/2032	204,987
115,809	8.000%, 2/1/2031	133,917
	TOTAL	32,229,751

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—25.1%
$1,680,593	3.000%, 12/1/2032	$1,673,962
1,673,818	3.000%, 12/1/2032	1,665,907
1,688,365	3.000%, 1/1/2033	1,682,232
3,284,399	3.000%, 2/1/2045	3,197,916
1,557,301	3.000%, 10/1/2046	1,511,185
1,832,858	3.000%, 1/1/2047	1,778,581
1,792,309	3.500%, 4/1/2026	1,824,445
3,441,541	3.500%, 8/1/2042	3,461,822
3,040,020	3.500%, 8/1/2043	3,053,185
946,581	3.500%, 7/1/2046	947,722
952,708	3.500%, 9/1/2046	953,558
983,420	3.500%, 1/1/2048	981,840
578,886	4.000%, 2/1/2041	596,878
1,553,504	4.000%, 12/1/2041	1,601,787
2,415,716	4.000%, 2/1/2042	2,498,346
1,493,312	4.000%, 3/1/2042	1,538,325
1,185,914	4.000%, 4/1/2042	1,221,846
248,892	4.000%, 2/1/2048	254,382
205,878	4.500%, 12/1/2019	207,223
173,473	4.500%, 10/1/2040	182,614
971,578	4.500%, 4/1/2041	1,023,988
2,883,482	4.500%, 12/1/2041	3,039,927
1,687,712	4.500%, 2/1/2048	1,763,062
38,027	5.000%, 12/1/2023	39,594
715,102	5.000%, 7/1/2034	764,328
349,938	5.500%, 9/1/2034	381,747
242,583	5.500%, 1/1/2036	264,950
200,021	5.500%, 4/1/2036	218,449
753,967	5.500%, 4/1/2036	822,969
70,059	6.000%, 10/1/2036	78,224
69,743	6.000%, 9/1/2037	77,892
248,698	6.000%, 10/1/2037	277,847
106,239	6.000%, 11/1/2037	118,774
303,388	6.000%, 11/1/2037	339,496
163,167	7.000%, 1/1/2031	186,704
4,309	7.000%, 3/1/2031	4,412
37,355	7.000%, 3/1/2032	42,986
217,254	7.500%, 7/1/2028	242,189
210,856	7.500%, 2/1/2030	241,289
9,541	8.000%, 2/1/2030	11,118
19,935	8.000%, 10/1/2030	23,050
	TOTAL	40,796,751
	Government National Mortgage Association—0.1%
2,022	6.000%, 5/15/2024	2,142
11,436	7.000%, 1/15/2028	12,911
20,841	7.000%, 3/15/2028	23,529
20,851	7.000%, 10/15/2028	23,588
2,205	7.500%, 7/15/2029	2,496
5,419	7.500%, 7/15/2029	6,208
2,753	7.500%, 8/15/2029	3,146

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$3,645		7.500%, 9/15/2029	$4,159
5,651		7.500%, 7/15/2030	6,514
19,800		7.500%, 1/15/2031	22,919
10,169		8.500%, 2/15/2030	11,387
1,191		11.000%, 6/15/2019	1,223
		TOTAL	120,222
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $71,872,583)	73,146,724
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.7%
		Federal Home Loan Mortgage Corporation—0.2%
270,770	[1]	REMIC 3331 FC, 2.349% (1-month USLIBOR +0.430%), 6/15/2037	272,433
		Non-Agency Mortgage-Backed Securities—2.5%
186,905		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	139,865
454,386		Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	449,505
1,057,207		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	1,043,895
177,274		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	175,576
650,785		Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	662,763
1,657,220		Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	1,639,501
		TOTAL	4,111,105
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $4,504,210)	4,383,538
		COMMERCIAL MORTGAGE-BACKED SECURITIES—11.2%
		Agency Commercial Mortgage-Backed Securities—11.2%
1,500,000		FHLMC REMIC K015 A2, 3.230%, 7/25/2021	1,517,832
3,371,500		FHLMC REMIC K050 A1, 2.802%, 1/25/2025	3,341,531
2,250,000		FHLMC REMIC K054 A2, 2.745%, 1/25/2026	2,159,127
3,365,338		FHLMC REMIC K060 A1, 2.958%, 7/25/2026	3,363,235
2,325,000		FHLMC REMIC K504 A2, 2.566%, 9/25/2020	2,316,691
1,901,730		FHLMC REMIC K704 A2, 2.412%, 8/25/2018	1,898,843
2,851,216		FHLMC REMIC K720 A1, 2.316%, 11/25/2021	2,822,900
782,900		FNMA REMIC 2011-M7 A2, 2.578%, 9/25/2018	783,057
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $18,714,049)	18,203,216
		INVESTMENT COMPANY—1.3%
2,064,584		Federated Government Obligations Fund, Premier Shares, 1.65%[2] (IDENTIFIED COST $2,064,584)	2,064,584
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $161,826,592)	162,151,605
		OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	203,458
		TOTAL NET ASSETS—100%	$162,355,063

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2018, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 2/28/2018	5,796,644
Purchases/Additions	8,257,813
Sales/Reductions	(11,989,873)
Balance of Shares Held 5/31/2018	2,064,584
Value	$2,064,584
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$8,265
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S Treasuries	$—	$39,718,947	$—	$39,718,947
Asset-Backed Securities	—	5,591,003	—	5,591,003
Government Agencies	—	19,043,593	—	19,043,593
Mortgage-Backed Securities	—	73,146,724	—	73,146,724
Collateralized Mortgage Obligations	—	4,383,538	—	4,383,538
Commercial Mortgage-Backed Securities	—	18,203,216	—	18,203,216
Investment Company	2,064,584	—	—	2,064,584
TOTAL SECURITIES	$2,064,584	$160,087,021	$—	$162,151,605
The following acronyms are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Government Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 23, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 23, 2018